Reconciliation of profit for the year to cash flow from operations before contract acquisition costs - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of profit (loss) to net cash flows from operating activities [Line Items]
Adjustment For Increase Decrease In Deferred Income	$ 214	$ 123	$ 108
Co branding [Member]
Reconciliation of profit (loss) to net cash flows from operating activities [Line Items]
Adjustment For Increase Decrease In Deferred Income	$ 100